INSURANCE	12 Months Ended
Dec. 31, 2022
INSURANCE
INSURANCE

NOTE 29 — INSURANCE

Subsidiaries maintain insurance contracts with coverage determined by experts, taking into account the nature and degree of risk. The main insurance coverage contracted are:

Type	Scope	2022	2021
Assets	Inventories and property, plant and equipment items are insured against fire, electrical damage, explosion, machine breakage and overflow (leakage of material in fusion state).	102,494,125	90,811,112
Business Interruption	Net income plus fixed expenses	21,255,334	12,083,903
Civil Liability	Industrial operations	751,349	803,592